Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 21, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2019